Financial risk management, objectives and policies, Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	$ 470,761	$ 574,973
Interest rate swaps	(3,300)	13,890
Total	467,462	588,863
1 Year [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	59,707	24,112
Interest rate swaps	(3,300)	8,929
Total	56,407	33,041
2 to 5 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	384,591	430,136
Interest rate swaps	0	4,961
Total	384,591	435,097
More than 5 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	26,464	120,724
Interest rate swaps	0	0
Total	$ 26,464	$ 120,724